Subsequent Events (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Revenue	$ 276,243		$ 225,000
Cost of revenue	78,869
Gross profit	197,374
Operating expenses:
Selling, general and administrative	2,287,585	1,084,886	5,349,801	3,619,000
Related party expenses	90,000	90,000	360,000	360,000
Total operating expenses	2,377,585	1,174,886	5,709,801	3,979,000
Loss from operations	(2,180,211)	(1,174,886)	(5,484,801)	(3,979,000)
Other income (expense)
Interest expense, net	(634,949)	(712,268)	(512,152)	(178,498)
Other income			6,667
Fair value of warrants issued for note extension and inducement to convert			2,002,977
Earnings from investment in OCHL		83,184	132,832	410,553
Fair value of warrants and beneficial conversion feature on debt conversion			3,248,948
Fair value of beneficial conversion feature			136,936
Impairment of note receivable - related party			213,331
Loss on sale of investment in OCHL			(2,790,073)
Total other income (expense)	(634,949)	(629,084)	(8,764,918)	232,055
Net loss	$ (2,815,160)	$ (1,803,970)	$ (14,249,719)	$ (3,746,944)
Net Loss per common share - basic and diluted	$ (0.03)	$ (0.02)	$ (0.15)	$ (0.04)
Weighted average common shares - basic and diluted	106,584,364	92,596,918	97,596,206	90,082,796
Pro Forma [Member]
Revenue	$ 386,020	$ 979,000	$ 3,972,000	$ 5,744,000
Cost of revenue	91,891	247,000	1,147,000	2,052,000
Gross profit	294,129	732,000	2,825,000	3,692,000
Operating expenses:
Selling, general and administrative	2,406,949	1,869,886	9,479,801	7,297,000
Related party expenses	90,000	90,000	360,000	360,000
Total operating expenses	2,496,949	1,959,886	9,839,801	7,657,000
Loss from operations	(2,202,820)	(1,227,886)	(7,014,801)	(3,965,000)
Other income (expense)
Interest expense, net	(634,949)	(701,268)	(497,152)	(218,498)
Other income			6,667
Fair value of warrants issued for note extension and inducement to convert			(2,002,977)
Earnings from investment in OCHL		83,184	132,832	410,553
Fair value of warrants and beneficial conversion feature on debt conversion			(3,248,948)
Fair value of beneficial conversion feature			(136,936)
Impairment of note receivable - related party			(213,331)
Loss on sale of investment in OCHL			(2,790,073)
Total other income (expense)	(634,949)	(618,084)	(8,749,918)	192,055
Net loss	$ (2,837,769)	$ (1,845,970)	$ (15,764,719)	$ (3,772,945)
Net Loss per common share - basic and diluted	$ (0.03)	$ (0.02)	$ (0.16)	$ (0.04)
Weighted average common shares - basic and diluted	106,584,364	92,596,918	99,596,206	92,082,796